Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: PricewaterhouseCoopers LLP

Business Name (if different): PwC

Principal Business Address: 300 Madison Avenue, New York, New York 10017

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Citigroup Global Markets Inc.

Business Name (if different): Citi

Principal Business Address: 390 Greenwich Street, New York, New York 10013

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

PwC was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures dated July 26, 2019 pertaining to the issuance of California Housing Finance Agency, Municipal Certificates, Series 2019-1.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures dated July 26, 2019 pertaining to the issuance of California Housing Finance Agency, Municipal Certificates, Series 2019-1.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: PricewaterhouseCoopers LLP

By:	Jeremy Phillips	/s/ Jeremy Phillips
(Print name of duly authorized person)		(Signature)

Date: July 26, 2019

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citigroup Global Markets Inc. (the “Company”)

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (the “Specified Party”), solely to assist you on the procedures enumerated below with respect to California Housing Finance Agency, Municipal Certificates, Series 2019-1 (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Party. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party have requested that the procedures be performed on the entire population of the 15 mortgage loans secured by 19 properties, herein referred to as the “Underlying Assets”, within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•                  The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•                  The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•                  The value of collateral securing such assets; and

•                  The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents for the Transaction that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017

T: (646) 471-3000, F: 813-286-6000  www.pwc.com

agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents for the Transaction.

It should be understood that we make no representations as to:

(i)                                     The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)                                  Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

(iii)                               The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purposes of this report:

•            The phrase “Cut-off Date” refers to the date of August 1, 2019.

•            The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the portfolio of mortgage loans, as of the Cut-off Date, and shall be herein referred to as the “Final Data File”:

•                  “CA Loan Pool Data Tape FINAL.xlsx”

•            The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•            The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•            The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•            The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•            The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attribute included in the Final Data File.

Source Documents included in the Loan File:

•            The phrase “Amortization Schedule” refers to an Excel file presenting loan terms, rates and a schedule of amortization over the term of the loan.

•            The phrase “Appraisal” refers to a signed appraisal report.

•            The phrase “Billing Statement” refers to the borrower billing statements for a specified period.

•            The phrase “Borrower Formation Document” refers to an organization chart, signed limited partnership agreement and signed amendments to the limited partnership agreement.

•            The phrase “Borrower Loan Agreement” refers to a signed borrower loan agreement, and/or any assumptions or riders thereof.

•            The phrase “Deed of Trust” refers to a signed deed of trust.

•            The phrase “Engineering Report” refers to a signed engineering assessment document.

•            The phrase “Funding Loan Agreement” refers to a signed funding loan agreement, and/or any assumptions or riders thereof.

•            The phrase “Ground Lease Agreement” refers to a ground lease agreement, and/or any assumptions or riders thereof.

•            The phrase “HAP Contract” refers to an in-place signed contract for subsidized rents as provided by the Department of Housing and Urban Development.

•            The phrase “Multifamily Note” refers to a signed multifamily note or borrower note, and/or any assumptions or riders thereof.

•            The phrase “Notice of Conversion” refers to a document listing out the dates and terms in at which time the original financing transferred to permanent financing.

•            The phrase “Operating Statement” refers to an Excel file titled “Multifamily Operating Statement Analysis Report” or “OSAR” which presents historical operating performance and financial metrics of the property.

•            The phrase “Property Condition Assessment” refers to a signed property condition assessment or environmental assessment document.

•            The phrase “Regulatory Agreement” refers to a signed agreement with a regulatory agency such as a LURA, Rental Subsidy orLIHTC, which provides restrictions on the tenant concentration within the property.

•            The phrase “Rent Roll” refers to a signed rent roll.

•            The phrase “Seismic Report” refers to a signed seismic assessment document.

•            The phrase “Servicer Statement” refers to a signed servicer report by specified servicer in the offering documents for the Transaction.

•            The phrase “Settlement Statement” refers to a signed settlement.

•            The phrase “Subordinate Debt Agreement” refers to a signed subordinate loan agreement or supplement loan agreement.

•            The phrase “Tax Credit Application” refers to a pdf or Excel file which dictates the unit and qualification requirements set forth by the Regulatory Agreement.

•            The phrase “Title Policy” refers to a signed title insurance policy.

•            The phrase “Transaction Summary Memo” refers to an internal document provided by the Company which dictates the loan term, amount, conversion dates as well as the amount and type of reserve accounts in-place pursuant to the Borrower Loan Agreement.

Our procedures and results thereof are as follows:

From April 23, 2019 through July 12, 2019, the Company provided us with the Source Documents related to the Underlying Assets for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated and compared certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided” in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party including for purposes of substantiating the Specified Party’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”),  that Non-Specified Party cannot:

i)                 Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)              Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 26, 2019

California Housing Finance Agency, Municipal Certificates, Series 2019-1

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B — Recalculation Methodology

Exhibit A — Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	INTERNAL: Berkadia ID	None - Company Provided	None
2	Loan No.	None - Company Provided	None
3	Footnotes	None - Company Provided	None
4	Number of Properties	Borrower Loan Agreement	None
5	Property Name	None - Company Provided	None
6	Originator	None - Company Provided	None
7	Street Address	Appraisal	None
8	Property City	Appraisal	None
9	Property State	Appraisal	None
10	Zip Code	Appraisal	None
11	County	Appraisal	None
12	Property Type	Appraisal	None
13	Property Subtype	Recalculation(1)	None
14	Year Built	Appraisal	None
15	Year Renovated	Appraisal	None
16	Total Units	Appraisal	None
17	Low Income Units	Regulatory Agreement; Appraisal	None
18	Very Low Income Units	Regulatory Agreement; Appraisal	None
19	Cut-Off Date Balance/Unit	Recalculation	None
20	Unit of Measure	Appraisal; Rent Roll	None
21	Occupancy %	Recalculation	0.10%
22	Occupancy As of Date	Rent Roll	None
23	Loan Purpose (Acquisition, Refinance)	Borrower Loan Agreement; Appraisal	None
24	Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Deed of Trust; Borrower Loan Agreement; Borrower Formation Document	None
25	Crossed Loans (Y/N)	Borrower Loan Agreement	None
26	Related Borrower Loans	None - Company Provided	None

(1)  Recalculation based on the number of stories listed in the Appraisal.

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
27	Payment Date	Multifamily Note	None
28	Late Charge Grace Period	Multifamily Note	None
29	Conversion Date	Notice of Conversion; Multifamily Note	None
30	First Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Servicer Statement	None
31	Maturity Date	Multifamily Note	None
32	Mandatory Prepayment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo	None
33	Original Permanent Loan Amount	Notice of Conversion; Multifamily Note; Transaction Summary Memo	None
34	Cut-Off Date Loan Amount	None - Company Provided	None
35	% of Cut-Off Date Pool Balance	Recalculation	None
36	Mandatory Prepayment Date Balance	Recalculation	None
37	Gross Interest Rate	Multifamily Note; Billing Statements; Servicer Statement	None
38	Fixed Expense Rate	None - Company Provided	None
39	Net Mortgage Interest Rate	Recalculation	None
40	Accrual Basis	Multifamily Note	None
41	Rounding Rate Methodology	Multifamily Note	None
42	Loan Amortization Type	Recalculation	None
43	Monthly Debt Service Amount (Amortizing)	Multifamily Note; Amortization Schedule	None
44	Monthly Debt Service Amount (IO)	Recalculation	None
45	Projected First Monthly Payment to Trust	Recalculation	None
46	Amortization Term (Original)	Recalculation	None
47	Amortization Term (Remaining)	Recalculation	None
48	Loan Term (Original)	Recalculation	None
49	Loan Term (Remaining)	Recalculation	None
50	IO Period	Recalculation	None
51	Seasoning	Recalculation	None

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
52	Prepayment Provision	Multifamily Note	None
53	Lockout Begin Date	Multifamily Note	None
54	Lockout End Date	Multifamily Note	None
55	Yield Maintenance Beg Date	Multifamily Note	None
56	Yield Maintenance End Date	Multifamily Note	None
57	Prepay Penalty Begin Date	Multifamily Note	None
58	Open Period Begin Date	Multifamily Note	None
59	Appraisal Valuation Date	Appraisal	None
60	Appraised Value	Appraisal	None
61	Appraised Value Type	Appraisal	None
62	Cut-Off Date LTV	Recalculation	None
63	Maturity LTV	Recalculation	None
64	Most Recent NCF DSCR	Operating Statement	$1.00
65	Most Recent Financial End Date	Operating Statement	$1.00
66	Most Recent EGI	Operating Statement	$1.00
67	Most Recent Expenses	Operating Statement	$1.00
68	Most Recent NOI	Operating Statement	$1.00
69	Most Recent NCF	Operating Statement	$1.00
70	2nd Most Recent Financial End Date	Operating Statement	$1.00
71	2nd Most Recent EGI	Operating Statement	$1.00
72	2nd Most Recent Expenses	Operating Statement	$1.00
73	2nd Most Recent NOI	Operating Statement	$1.00
74	2nd Most Recent NCF	Operating Statement	$1.00
75	3rd Most Recent Financial End Date	Operating Statement	$1.00
76	3rd Most Recent EGI	Operating Statement	$1.00
77	3rd Most Recent Expenses	Operating Statement	$1.00
78	3rd Most Recent NOI	Operating Statement	$1.00

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
79	3rd Most Recent NCF	Operating Statement	$1.00
80	Lien Position	Title Policy	None
81	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
82	Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement	None
83	Cash Management (Description or N/A)	Borrower Loan Agreement	None
84	Engineering Escrow/Deferred Maintenance	Engineering Report; Property Condition Assessment	None
85	Tax Escrow (Initial)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
86	Tax Escrow (Monthly)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
87	Insurance Escrow (Initial)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
88	Insurance Escrow (Monthly)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
89	Replacement Reserve (Initial)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
90	Replacement Reserve (Monthly)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
91	Replacement Reserve - Contractual - Cap IS or N/A)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
92	Other Escrow (Initial)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
93	Other Escrow (Monthly)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
94	Other Escrow Reserve Description	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
95	Other Escrow 2 (Initial)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
96	Other Escrow 2 (Monthly)	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
97	Other Escrow Reserve 2 Description	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
98	Springing Reserve Type	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
99	Springing Reserve Amount	Transaction Summary Memo; Servicer Statement; Settlement Statement	None
100	Seismic Insurance if PML >= 20% (Y/N)	Property Condition Assessment; Engineering Report; Seismic Report	None
101	Monthly Rent Per Unit	Recalculation	$1.00

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
102	Additional Financing In Place (existing) (Y/N)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
103	Additional Financing Amount (existing)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
104	Additional Financing Description (existing)	Borrower Loan Agreement; Multifamily Note; Subordinate Debt Agreement	None
105	Future Supplemental Financing (Y/N)	Deed of Trust; Borrower Loan Agreement; Multifamily Note	None
106	Type of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract	None
107	Description of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
108	Number of LIHTC Units	Regulatory Agreement; HAP Contract	None
109	Tax Credit Syndicator Name	None - Company Provided	None
110	Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement; HAP Contract	None
111	Issuer	Regulatory Agreement	None
112	Fiscal Agent Name	Regulatory Agreement; Funding Loan Agreement	None
113	Sponsor Name	None - Company Provided	None
114	Borrower Name	Borrower Loan Agreement; Multifamily Note	None
115	Annual Governmental Lender Fee	Regulatory Agreement	None
116	Annual Fiscal Agent Fee ($)	Regulatory Agreement; Funding Loan Agreement	None
117	Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None
118	First Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None

Exhibit B — Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
13	Property Subtype

Determined based on the height of the property, as stated in the Appraisal: “Garden”, for 1 to 4 story buildings. “Mid Rise”, for 5 to 10 story buildings. “High Rise”, for buildings greater than 10 stories; or

If the property is described as “Senior Housing” or “Age Restricted”, as stated in the Appraisal the Property Subtype is “Age Restricted”.

19	Cut-Off Date Balance/Unit	A computation from the Final Data File in which the respective loan’s Cut-off Date Loan Amount was divided by the corresponding Total Units.
21	Occupancy %

A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Total Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.

35	% of Cut-Off Date Pool Balance	A computation from the Final Data File in which the respective loan’s Cut-off Date Loan Amount was divided by the aggregate Cut-off Date Loan Amount of the respective Transaction.
36	Mandatory Prepayment Date Balance

A computation from the Multifamily Note in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the principal balance outstanding as of the respective loan’s Mandatory Prepayment Date based upon the respective loan’s Original Permanent Loan Amount, Monthly Debt Service, Remaining Amortization, Interest Calculation and Gross Interest Rate.

39	Net Mortgage Interest Rate	A computation from the Final Data File in which the Fixed Expense Rate was deducted from the Gross Interest Rate.
42	Loan Amortization Type

“Fully Amortizing”, when the Loan Term (Original) was equal to the Amortization Term (Original) ; or

“Interest Only”, when the Interest Only term was equal to the Loan Term (Original); or

“Balloon”, when the Amortization Term (Original) was greater than the Loan Term (Original) and the Interest Only Term was equal to zero; or

“Partial IO”, when the Interest Only Term was greater than zero and less than the Loan Term (Original).

44	Monthly Debt Service Amount (IO)

“N/A”, if the Interest Only Term was equal to 0; or

For loans based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-off Date Loan Amount then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-off Date Loan Amount.

45	Projected First Monthly Payment to Trust

For loans currently amortizing, the Projected First Monthly Payment to Trust is equal to the Monthly Debt Service Amount (Amortizing); or

For loan based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was multiplied by the actual number of days between the Cut-off Date and the first payment date

#	Specified Attribute	Recalculation Methodology

in trust and then divided by 30, then multiplied by the Cut-off Date Loan Amount; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-off Date Loan Amount.

46	Amortization Term (Original)

A computation from the Final Data File in which the number of payments required to fully amortize the loan was determined based upon the loan’s respective Gross Interest Rate divided by 12, Monthly Debt Service (Amortizing) and Original Permanent Loan Amount.

47	Amortization Term (Remaining)	A computation from the Final Data File in which the number of months of Seasoning as of the Cut-off Date that exceed the Interest Only Term, was deducted from the Amortization Term (Original).
48	Loan Term (Original)	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date and the corresponding Mandatory Prepayment Date, were counted.
49	Loan Term (Remaining)	A computation from the Final Data File in which the respective loan’s Seasoning as of the Cut-off Date was deducted from the corresponding Loan Term (Original).
50	IO Period	A computation from the Multifamily Note in which the number of monthly payments occurring between the first installment date and the first principal and interest installment date were counted.
51	Seasoning	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date, through and including, the Cut-off Date, were counted.
62	Cut-Off Date LTV	A computation from the Final Data File in which the respective loan’s Cut-off Date Loan Amount was divided by the corresponding Appraised Value.
63	Maturity LTV	A computation from the Final Data File in which the respective loan’s Mandatory Prepayment Date Balance was divided by the corresponding Appraised Value.
101	Monthly Rent Per Unit

A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units (excluding manager unit(s)) was divided by the Total Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.